Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Discontinued Operations - Net of Tax (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations, Discontinued Operations And Disposal Groups, Collaborative Arrangements And Equity Method Investments [Abstract]
Revenues	[1]	$ 0	$ 0	$ 2,201
Pre-tax income from discontinued operations	[1],[2]	20	(9)	408
Provision for taxes on income	[1],[2],[3]	2	(3)	100
Income from discontinued operations––net of tax	[1],[4]	17	(6)	308
Pre-tax gain/(loss) on disposal of discontinued operations	[1],[2],[5]	(6)	51	10,446
Provision for taxes on income	[1],[2],[6]	0	(4)	92
Gain/(loss) on disposal of discontinued operations––net of tax	[1],[4]	(6)	55	10,354
Discontinued operations––net of tax	[1],[4]	$ 11	$ 48	$ 10,662

[1]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.
[2]	Includes post-close adjustments for the periods subsequent to disposal.
[3]	Includes a deferred tax expense of $2 million for 2015, a deferred tax benefit of $3 million for 2014 and a deferred tax benefit of $23 million for 2013.
[4]	Amounts may not add due to rounding.
[5]	Amounts may not add due to rounding.
[6]	For 2013, primarily reflects income tax expense of $122 million resulting from certain legal entity reorganizations.